Interests in Joint Ventures - Schedule of Interests in Joint Ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interests in Joint Ventures [Abstract]
Cost of investments in joint ventures		$ (7,988)
Due from joint ventures		23,810
Total interest in joint ventures		$ 15,822